Risk Management - Summary of Fair Value Measurement of Financial Instruments (Details) - At fair value - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 165,499	₩ 284,825
Level 1
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	0	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	75,185	284,825
Level 3
Disclosure of fair value measurement of liabilities [line items]
Derivative liabilities	₩ 90,314	₩ 0